Inventories - Summary of Accompanying Unaudited Interim Condensed Consolidated Balance Sheets of Inventories (Detail) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Inventory [Line Items]
Inventories	$ 1,109,408	$ 689,269
Bunkers [Member]
Inventory [Line Items]
Inventories	857,438	502,190
Lubricants [Member]
Inventory [Line Items]
Inventories	$ 251,970	$ 187,078